Related party transactions (Details)	3 Months Ended
Mar. 31, 2022
Andrey Fadeev
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	20.30%
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	20.30%
Dmitrii Bukhman
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	18.90%
Igor Bukhman
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	18.90%
Ivan Tavrin
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	5.90%